Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related parties with whom the Company conducted business consist of the following:

Name of related party	Nature of Relationship
Jianping Kong	Principal shareholder, chairman and chief executive officer
Qifeng Sun	Principal shareholder and vice chairman